Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Principles of Consolidation and Investments in Affiliates

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates are accounted for by the equity method. Financial information from certain foreign subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-Term Investments

Short-term investments are retained for future use in the business and may include money market funds, corporate bonds, U.S. government agency securities, high yield debt securities, equity mutual funds, domestic equity ETFs and, on a limited basis, foreign government bonds. Investments held by Seaboard that are categorized as available-for-sale are reported at their estimated fair value with any related unrealized gains and losses reported net of tax, as a component of accumulated other comprehensive income (loss).  Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income, net on the Consolidated Statements of Comprehensive Income. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Seaboard uses the lower of last-in, first-out (LIFO) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost or market.  All other inventories, including further processed pork products, are valued at the lower of first-in, first-out (FIFO) cost or market.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years.  Property, plant and equipment leases which are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliates

Notes Receivable from Affiliates

Seaboard monitors the credit quality of notes receivable from its affiliates by obtaining and reviewing financial information for these affiliates on a monthly basis and by having Seaboard representatives serve on the Board of Directors of these affiliates. If based on current information and events it is probable that Seaboard will be unable to collect all amounts due according to the contractual terms of the Notes Receivable from Affiliates and an amount can be reasonably estimated, Seaboard will write down the Notes Receivable to estimated realizable value.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is assessed annually for impairment by each reporting unit at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment. Goodwill is primarily related to the repurchase in 2007 of a non-controlling interest of Seaboard Foods LLC in the Pork segment for a total of $12,256,000 as of December 31, 2014 and 2013. Both goodwill and other intangible assets, net decreased in 2014 as a result of a transaction in the Pork segment discussed in Supplemental Non—Cash Transactions below. Based on the annual assessments conducted by each reporting unit during 2014, there were no impairment charges recorded for the year ended December 31, 2014.

Accrued Self-Insurance

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage and general, vehicle and product recall liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Asset Retirement Obligation

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future retirement costs, Seaboard has determined and recorded the present value of the projected costs in non-current other liabilities on the Consolidated Balance Sheets, with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2014 and 2013:

	Years ended December 31,
(Thousands of dollars)	2014	2013
Beginning balance	$15,578	$14,315
Accretion expense	1,263	1,177
Disposals	(114)	-
Liability for additional lagoons placed in service	-	86
Ending balance	$16,727	$15,578

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. However, in the future, as these timing differences reverse, a lower statutory tax rate may apply pursuant to the provisions for domestic manufacturers of the American Jobs Creation Act of 2004.  In accordance with U.S. generally accepted accounting principles (GAAP), Seaboard will recognize the benefit or cost of this change in the future.

Revenue Recognition

Revenue Recognition

As a result of a marketing agreement with Triumph Foods LLC (Triumph), Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from both Seaboard’s and Triumph’s hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph, and recognizes this fee as service revenue primarily based on the number of head processed by Triumph. Revenues for the commodity trading business are recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenues for cargo services are recognized ratably over the transit time for each voyage, with expenses associated with cargo services recognized as incurred. Revenues for all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, potential write-down related to investments in and advances to affiliates and notes receivable from affiliates, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Reclassifications

Reclassifications

Prior year amounts for accounts payable were increased and payables due to affiliates decreased by $10,552,000 on the consolidated balance sheet as of December 31, 2013 to properly reflect the obligations.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits and overnight investments as cash equivalents. The following table shows the amounts paid for interest and income taxes:

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Interest	$20,177	$11,119	$11,674
Income taxes (net of refunds)	135,393	59,899	69,760

Supplemental Non-Cash Transactions

Supplemental Non-Cash Transactions

As more fully described in Note 4, as of September 27, 2014 Seaboard’s Pork segment sold to Triumph Foods LLC (Triumph) a 50% interest in its processed meats division, Daily’s Premium Meats (Daily’s).  As a result, Seaboard deconsolidated Daily’s from its Consolidated Balance Sheet as of September 27, 2014.  The following table summarizes the non-cash transactions resulting from this deconsolidation:

(Thousands of dollars)
Decrease in net working capital	$21,070
Increase in investment in and advances to affiliates	(74,142)
Decrease in fixed assets	16,038
Decrease in goodwill	28,372
Decrease in other intangible assets, net (not subject to amortization)	17,000
Decrease in noncontrolling interest	(151)
Gain on sale of controlling interest in subsidiary	65,955
Net proceeds from sale of controlling interest in subsidiary	$74,142

As discussed in Note 4, as of December 31, 2014 and 2013, Seaboard has notes receivable from affiliates which accrue pay-in-kind interest income.  Non-cash, pay-in-kind interest income and accretion of discount recognized on these notes receivable for the years ended December 31, 2014, 2013 and 2012 was $15,837,000, $13,642,000 and $11,936,000, respectively.

During the third quarter of 2013, Seaboard finalized the details of its investment in and long-term loan to a bakery business in the Democratic Republic of Congo in which Seaboard has a 50% non-controlling interest, resulting in decreasing investments in and advances to affiliates and increasing long-term notes receivable from affiliates by $26,290,000 for amounts previously advanced prior to 2013. See Note 4 for further discussion.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

Seaboard has operations in and transactions with customers in a number of foreign countries. The currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Seaboard’s Sugar segment, two consolidated subsidiaries (Commodity Trading and Milling segment businesses in Canada and Zambia) and eight non-controlled, non-consolidated affiliates (Commodity Trading and Milling segment businesses in Australia, Brazil, Colombia, Kenya, Lesotho, South Africa and Zambia), use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expense items are translated at average rates. Translation gains and losses are recorded as components of other comprehensive loss. For these entities, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. Additionally, in order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value does affect current period net earnings.

Seaboard uses various derivative instruments to manage various types of market risks from its day-to-day operations, primarily including commodity futures and option contracts, foreign currency exchange agreements and interest rate exchange agreements. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2014, none of the derivatives are designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements.

Recently Issued Accounting Standards Not Yet Adopted

Recently Issued Accounting Standards Not Yet Adopted

In May 2014, the Financial Accounting Standards Board issued guidance to develop a single, comprehensive revenue recognition model for all contracts with customers. This guidance requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This guidance will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. Seaboard is currently evaluating the impact this new guidance will have on its consolidated financial statements and related disclosures.  Seaboard will be required to adopt this guidance on January 1, 2017 and it is currently anticipated that Seaboard will apply this guidance using the cumulative effect transition method.